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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Classic Money Market Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Institutional Prime Money Market Fund
ING Intermediate Bond Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of December 31, 2009 (Unaudited)

Principal Amount		Value
CERTIFICATES OF DEPOSIT: 6.4%
$10,000,000	BNP Paribas, 0.160%, due 01/29/10	$10,000,000
500,000	BNP Paribas, 0.250%, due 03/31/10	499,981
15,500,000	BNP Paribas, 0.270%, due 06/02/10	15,500,000
8,000,000	Natixis, 0.220%, due 01/14/10	8,000,000
11,500,000	Rabobank USA Financial Corp., 0.270%, due 06/02/10	11,500,000
700,000	Societe Generale, 0.300%, due 05/17/10	700,000
4,000,000	Svenska Handelsbanken AB, 0.240%, due 02/26/10	4,000,031
7,500,000	Toronoto Dominion Bank, 0.230%, due 05/19/10	7,502,868
3,200,000	Toronoto Dominion Bank, 0.300%, due 05/17/10	3,200,362
	Total Certificates of Deposit (Cost $60,903,242)	60,903,242
COMMERCIAL PAPER: 64.6%
1,650,000	American Honda, 0.170%, due 02/03/10	1,649,743
4,000,000	ANZ National Bank Ltd., 0.390%, due 03/04/10	3,997,244
8,500,000	ANZ National Bank Ltd., 0.390%, due 03/22/10	8,492,633
4,000,000	ANZ National Bank Ltd., 0.700%, due 09/17/10	3,979,856
6,000,000	ASB Finance Ltd., 0.340%, due 05/06/10	5,992,917
1,000,000	ASB Finance Ltd., 0.430%, due 01/22/10	999,738
8,000,000	ASB Finance Ltd., 0.490%, due 02/26/10	7,993,778
11,061,000	Barton Capital, LLC, 0.130%, due 01/04/10	11,060,843
7,000,000	Barton Capital, LLC, 0.180%, due 02/12/10	6,998,530
7,000,000	Barton Capital, LLC, 0.210%, due 01/13/10	6,999,463
7,500,000	Barton Capital, LLC, 0.240%, due 01/06/10	7,499,710
3,500,000	Barton Capital, LLC, 0.260%, due 01/14/10	3,499,646
3,250,000	BNP Paribas, 0.180%, due 02/18/10	3,249,220
500,000	BNP Paribas, 0.300%, due 04/08/10	499,596
1,900,000	BNP Paribas, 0.300%, due 05/05/10	1,898,037
800,000	Cafco, LLC, 0.160%, due 01/07/10	799,975
8,000,000	Cafco, LLC, 0.210%, due 03/19/10	7,996,407
250,000	Cafco, LLC, 0.250%, due 04/14/10	249,821
16,500,000	Cafco, LLC, 0.290%, due 02/18/10	16,493,400
8,000,000	Cafco, LLC, 0.320%, due 06/14/10	7,988,338
1,000,000	CBA Del Finance, Inc., 0.300%, due 06/10/10	998,667
1,200,000	Ciesco, LLC, 0.240%, due 02/10/10	1,199,667
8,500,000	Ciesco, LLC, 0.250%, due 03/11/10	8,495,927
11,750,000	Ciesco, LLC, 0.250%, due 03/16/10	11,743,874
16,000,000	Ciesco, LLC, 0.330%, due 01/13/10	15,998,080
3,750,000	Concord Minutemen Capital Co., LLC, 0.440%, due 03/01/10	3,747,234
8,750,000	Concord Minutemen Capital Co., LLC, 0.800%, due 06/23/10	8,716,361
3,000,000	Concord Minutemen Capital Co., LLC, 0.900%, due 05/03/10	2,990,850
20,500,000	Concord Minutemen Capital Co., LLC, 0.980%, due 02/18/10	20,472,663
4,000,000	Crown Point Capital Co., 0.440%, due 03/01/10	3,997,050
8,750,000	Crown Point Capital Co., 0.800%, due 06/24/10	8,716,167
3,000,000	Crown Point Capital Co., 0.900%, due 05/03/10	2,990,850
3,000,000	Crown Point Capital Co., 0.950%, due 03/19/10	2,993,840
18,500,000	Crown Point Capital Co., 0.980%, due 02/17/10	18,475,847
4,000,000	Danske Corp., 0.190%, due 02/22/10	3,998,902
1,500,000	Danske Corp., 0.190%, due 03/01/10	1,499,521
16,000,000	Danske Corp., 0.200%, due 03/23/10	15,992,800
7,500,000	Dexia Del, LLC, 0.280%, due 01/29/10	7,498,279
7,500,000	Dexia Del, LLC, 0.290%, due 01/21/10	7,498,750
7,000,000	Edison Asset Securities, LLC, 0.210%, due 02/23/10	6,997,836
6,750,000	Edison Asset Securities, LLC, 0.260%, due 03/01/10	6,747,124
5,500,000	Edison Asset Securities, LLC, 0.290%, due 06/01/10	5,493,310
10,000,000	Edison Asset Securities, LLC, 0.320%, due 04/21/10	9,990,222
8,000,000	Edison Asset Securities, LLC, 0.350%, due 03/09/10	7,994,640
6,750,000	Jupiter, 0.150%, due 01/11/10	6,749,700
3,000,000	Jupiter, 0.150%, due 01/21/10	2,999,733
20,000,000	Jupiter, 0.160%, due 01/12/10	19,998,966
3,000,000	Jupiter, 0.160%, due 01/14/10	2,999,816
2,500,000	Jupiter, 0.170%, due 02/09/10	2,499,540
8,000,000	Natexis Banques Populaires US Finance Co, LLC, 0.900%, due 05/21/10	7,972,000
3,750,000	Old Line Funding, LLC, 0.170%, due 02/03/10	3,749,381
1,000,000	Old Line Funding, LLC, 0.180%, due 01/13/10	999,937
4,000,000	Old Line Funding, LLC, 0.190%, due 03/22/10	3,998,311
4,500,000	Old Line Funding, LLC, 0.310%, due 01/20/10	4,499,185
14,500,000	Old Line Funding, LLC, 0.340%, due 02/25/10	14,492,247
7,750,000	Old Line Funding, LLC, 0.490%, due 02/18/10	7,744,833
3,900,000	Park Avenue Receivables Corp., 0.140%, due 01/08/10	3,899,879
7,750,000	Park Avenue Receivables Corp., 0.150%, due 01/12/10	7,749,621
3,000,000	Park Avenue Receivables Corp., 0.150%, due 01/21/10	2,999,733

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of December 31, 2009 (Unaudited) (continued)

Principal Amount			Value
COMMERCIAL PAPER (continued)
$2,500,000		Park Avenue Receivables Corp., 0.160%, due 01/15/10	$2,499,835
15,700,000		Park Avenue Receivables Corp., 0.160%, due 02/01/10	15,697,702
14,000,000		Royal Bank of Canada, 0.080%, due 01/22/10	13,999,347
7,000,000		Societe Generale, 0.230%, due 03/23/10	6,996,299
1,500,000		Societe Generale, 0.280%, due 05/13/10	1,498,460
500,000		Societe Generale, 0.300%, due 05/05/10	499,483
7,000,000		Societe Generale, 0.570%, due 05/21/10	6,984,483
500,000		Svenska Handelsbanken AB, 0.200%, due 01/27/10	499,924
12,000,000		Thunder Bay Funding, LLC, 0.170%, due 02/03/10	11,998,020
2,500,000		Thunder Bay Funding, LLC, 0.180%, due 02/08/10	2,499,499
3,000,000		Thunder Bay Funding, LLC, 0.310%, due 02/02/10	2,999,147
6,500,000		Thunder Bay Funding, LLC, 0.340%, due 02/12/10	6,497,346
12,000,000		Toyota Motor Credit Corp., 0.080%, due 01/08/10	11,999,790
7,000,000		Tulip Funding Corp., 0.160%, due 01/07/10	6,999,778
2,617,000		Tulip Funding Corp., 0.170%, due 01/13/10	2,616,843
6,000,000		Tulip Funding Corp., 0.180%, due 01/15/10	5,999,557
4,250,000		Tulip Funding Corp., 0.180%, due 01/19/10	4,249,607
1,820,000		Tulip Funding Corp., 0.190%, due 01/14/10	1,819,869
11,750,000		Tulip Funding Corp., 0.200%, due 02/04/10	11,747,670
1,500,000		Variable Funding Capital Corp., 0.150%, due 01/29/10	1,499,813
8,000,000		Variable Funding Capital Corp., 0.160%, due 01/21/10	7,999,244
11,000,000		Variable Funding Capital Corp., 0.170%, due 02/09/10	10,997,974
15,000,000		Variable Funding Capital Corp., 0.170%, due 02/11/10	14,997,096
1,000,000		Westpac Banking Corp., 0.180%, due 02/05/10	999,825
750,000		Westpac Banking Corp., 0.240%, due 02/16/10	749,760
500,000		Windmill Funding Corp., 0.180%, due 01/20/10	499,950
16,750,000		Windmill Funding Corp., 0.190%, due 02/08/10	16,746,641
12,750,000		Windmill Funding Corp., 0.210%, due 02/25/10	12,745,904
3,400,000		Windmill Funding Corp., 0.220%, due 01/05/10	3,399,894
250,000		Yorkstown Capital, LLC, 0.140%, due 01/06/10	249,994
13,000,000		Yorkstown Capital, LLC, 0.180%, due 02/17/10	12,996,945
2,757,000		Yorkstown Capital, LLC, 0.190%, due 02/08/10	2,756,418
3,000,000		Yorkstown Capital, LLC, 0.200%, due 04/12/10	2,998,317
17,500,000		Yorkstown Capital, LLC, 0.250%, due 02/11/10	17,494,818
		Total Commercial Paper (Cost $612,175,490)	612,175,490
CORPORATE BONDS/NOTES: 7.1%
500,000	#	American Honda Finance Corp., 0.680%, due 02/05/10	500,180
1,085,000		BNP Paribas, 0.700%, due 06/04/10	1,087,097
2,000,000		Commonwealth Bank of Australia, 0.300%, due 01/05/10	2,000,001
13,000,000	#, C	Commonwealth Bank of Australia, 0.640%, due 01/05/11	13,000,000
4,250,000		Credit Suisse First Boston USA, Inc., 0.470%, due 08/15/10	4,252,752
1,342,000		Credit Suisse First Boston USA, Inc., 1.130%, due 08/15/10	1,372,990
1,750,000		Danske Corp., 0.770%, due 02/18/10	1,751,215
12,000,000		General Electric Capital Corp., 0.650%, due 06/09/10	12,035,497
3,000,000	#	Rabobank, 0.270%, due 12/16/10	3,000,000
2,072,000	#	Rabobank, 0.670%, due 05/19/10	2,075,438
2,426,000		Royal Bank of Canada, 0.280%, due 06/08/10	2,426,936
10,000,000	#	Svenska Handelsbanken AB, 0.310%, due 01/07/11	10,000,000
14,000,000	C	Westpac Banking Corp., 0.280%, due 01/28/11	14,000,000
		Total Corporate Bonds/Notes (Cost $67,502,106)	67,502,106
U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.6%
3,500,000		Federal Home Loan Banks, 0.470%, due 12/30/10	3,499,478
1,500,000		Federal Home Loan Mortgage Corporation, 0.180%, due 07/14/10	1,500,688
5,900,000		Federal Home Loan Mortgage Corporation, 0.360%, due 12/15/10	5,966,988
2,250,000		Federal Home Loan Mortgage Corporation, 0.370%, due 12/08/10	2,342,174
16,000,000		Federal Home Loan Mortgage Corporation, 0.560%, due 07/12/10	16,298,301
2,500,000		Federal Home Loan Mortgage Corporation, 0.580%, due 07/16/10	2,535,845
4,000,000		Federal Home Loan Mortgage Corporation, 0.690%, due 01/05/10	3,999,618
1,500,000		Federal National Mortgage Association, 0.170%, due 07/13/10	1,500,728
2,105,000		Federal National Mortgage Association, 0.410%, due 09/16/10	2,121,260
1,250,000		Federal National Mortgage Association, 0.440%, due 06/15/10	1,287,908
3,000,000		Federal National Mortgage Association, 0.500%, due 05/20/10	3,021,527
		Total U.S. Government Agency Obligations (Cost $44,074,515)	44,074,515
U.S. TREASURY NOTES: 3.7%
14,000,000		United States Treasury Note/Bond, 0.400%, due 12/31/10	14,066,059
20,250,000		United States Treasury Note/Bond, 0.500%, due 01/15/11	21,036,227
		Total U.S. Treasury Notes (Cost $35,102,286)	35,102,286

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of December 31, 2009 (Unaudited) (continued)

Principal Amount				Value
REPURCHASE AGREEMENT: 13.5%
$127,935,000		Goldman Sachs Repurchase Agreement dated 12/31/09, 0.010%, due 01/04/10, $127,935,142 to be received upon repurchase (Collateralized by $127,183,000 various U.S. Government Agency Obligations, 3.875%-4.125%, Market Value plus accrued interest $130,494,077		$127,935,000
		Total Repurchase Agreement (Cost $127,935,000)		127,935,000
		Total Investments in Securities (Cost $947,692,639)*	99.9%	$947,692,639
		Other Assets and Liabilities - Net	0.1	502,977
		Net Assets	100.0%	$948,195,616

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund	as of December 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/2009
Asset Table
Investments, at value
Certificates of Deposit	$—	$60,903,242	$—	$60,903,242
Commercial Paper	—	612,175,490	—	612,175,490
Corporate Bonds/Notes	—	67,502,106	—	67,502,106
U.S. Government Agency Obligations	—	44,074,515	—	44,074,515
U.S. Treasury Notes	—	35,102,286	—	35,102,286
Repurchase Agreement	—	127,935,000	—	127,935,000
Total Investments, at value	$—	$947,692,639	$—	$947,692,639

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2009 (Unaudited)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 100.2%
		Federal Home Loan Mortgage Corporation##: 0.7%
$4,956,791		6.000%, due 05/15/36	$5,363,172
64,848		7.000%, due 11/01/14	69,994
232,783		7.500%, due 12/01/14-01/01/30	255,659
12,480		8.000%, due 01/01/30	14,306
33,438		9.500%, due 07/01/20	38,508
			5,741,639
		Federal National Mortgage Association##: 0.2%
392,301		6.500%, due 06/01/14-02/01/29	424,288
777,346		6.600%, due 07/01/27-06/01/28	858,863
36,906		7.000%, due 03/01/15	39,462
92,139		7.500%, due 05/01/28	103,955
75,420		8.500%, due 08/01/11-09/01/15	84,443
			1,511,011
		Government National Mortgage Association: 99.3%
14,472,924		4.000%, due 05/20/33-07/20/39	13,960,741
30,000,000	W	4.500%, due 01/15/40	30,028,148
21,290,611		4.500%, due 01/20/34-06/20/39	21,257,392
3,250,905	S	5.000%, due 12/20/37	3,340,165
154,750,848		5.000%, due 05/15/18-12/20/39	159,432,481
557,874		5.100%, due 04/20/32	581,119
2,257,663		5.250%, due 11/20/36-03/20/38	2,355,419
232,527		5.450%, due 02/15/29-10/15/29	245,377
1,600,000	W	5.500%, due 01/15/39	1,676,250
37,388,968	S	5.500%, due 09/20/39	39,254,083
6,694,231	^	5.500%, due 11/20/33	788,557
215,503,215		5.500%, due 08/20/24-10/20/39	226,220,777
313,091		5.550%, due 06/15/27	328,389
3,364,652		5.600%, due 12/20/36-02/20/38	3,539,734
558,096		5.625%, due 04/15/39	586,668
9,727,842		5.630%, due 07/15/45	10,020,449
487,218		5.680%, due 05/15/47	505,753
490,822		5.690%, due 11/15/42	509,572
8,668,079		5.750%, due 11/20/27-07/20/38	9,128,877
5,596,842		5.950%, due 02/15/44	5,850,006
1,915,699		5.970%, due 11/15/31	2,029,682
17,133,043		5.980%, due 01/20/30-07/20/34	18,313,034
1,597,938	S	6.000%, due 10/20/34	1,703,448
146,318,808		6.000%, due 01/20/24-08/15/39	155,375,778
480,683		6.125%, due 02/15/39-04/15/39	509,207
3,813,827		6.200%, due 08/20/28-02/20/30	4,106,907
895,713		6.250%, due 09/15/27-09/15/29	961,653
651,689		6.280%, due 01/20/26-05/20/26	703,434
527,533		6.490%, due 01/15/28	572,560
28,551,062		6.500%, due 03/15/28-07/20/38	30,480,760
2,936,276		6.600%, due 10/20/26-07/20/28	3,218,326
1,143,486		6.750%, due 08/15/28-04/20/37	1,243,595
1,659,315	S	7.000%, due 12/15/23-05/15/32	1,838,722
32,799,545		7.000%, due 09/15/23-12/15/38	35,927,555
6,368,338		7.200%, due 03/15/39	6,854,819
24,059		7.250%, due 01/15/29	26,899
4,053,751		7.350%, due 03/15/43	4,367,654
2,673,030		7.500%, due 08/20/27-10/15/38	2,940,834
21,084		7.800%, due 05/15/19	23,712
452,233		8.000%, due 03/20/24-03/15/28	518,909
31,069		8.050%, due 07/15/19	34,959
1,099,568		9.000%, due 05/15/16-01/15/31	1,210,706
7,434		9.500%, due 11/15/21	8,506
			802,581,616
		Other U.S. Agency Obligations: 0.0%
7,410		Small Business Administration, 8.250%, due 11/01/11	7,677
			7,677
		Total U.S. Government Agency Obligations (Cost $788,246,875)	809,841,943

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2009 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 2.1%
		U.S. Treasury Notes: 2.1%
$17,122,000		2.125%, due 11/30/14		$16,722,081
		Total U.S. Treasury Obligations
		(Cost $17,025,077)		16,722,081
		Total Investments in Securities (Cost $805,271,952)*	102.3%	$826,564,024
		Other Assets and Liabilities - Net	(2.3)	(18,718,109)
		Net Assets	100.0%	$807,845,915

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	*	Cost for federal income tax purposes is $805,283,612.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$23,540,178
		Gross Unrealized Depreciation		(2,259,766)
		Net Unrealized Appreciation		$21,280,412

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/2009
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$809,841,943	$—	$809,841,943
U.S. Treasury Obligations	—	16,722,081	—	16,722,081
Total Investments, at value	$—	$826,564,024	$—	$826,564,024

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2009 (Unaudited)

Principal Amount			Value

CORPORATE BONDS/NOTES: 98.4%

		Advertising: 1.3%
$405,000		Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	$451,575
905,000		Visant Holding Corp., 10.250%, due 12/01/13	938,938
			1,390,513
		Aerospace/Defense: 0.1%
100,000	#	Triumph Group, Inc., 8.000%, due 11/15/17	101,375
			101,375
		Apparel: 0.3%
270,000		Hanesbrands, Inc., 8.000%, due 12/15/16	276,413
			276,413
		Auto Parts & Equipment: 2.8%
265,000		Affinia Group, Inc., 9.000%, due 11/30/14	258,375
320,000	#	Affinia Group, Inc., 10.750%, due 08/15/16	348,400
475,000		American Axle & Manufacturing Holdings, Inc., 7.875%, due 03/01/17	403,750
225,000	#	American Axle & Manufacturing Holdings, Inc., 9.250%, due 01/15/17	229,500
940,000		ArvinMeritor, Inc., 8.125%, due 09/15/15	902,400
410,000		Goodyear Tire & Rubber Co., 10.500%, due 05/15/16	455,100
355,000		United Components, Inc., 9.375%, due 06/15/13	344,350
			2,941,875
		Banks: 3.1%
224,000	#	General Motors Acceptance Corp., 6.750%, due 12/01/14	215,040
525,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	519,680
2,564,000	#	General Motors Acceptance Corp. LLC, 6.875%, due 09/15/11	2,551,180
			3,285,900
		Beverages: 0.8%
360,000		Constellation Brands, Inc., 7.250%, due 05/15/17	366,750
435,000	#	Cott Beverages, Inc., 8.375%, due 11/15/17	450,225
			816,975
		Building Materials: 1.5%
1,290,000	#, Z	Goodman Global Group, Inc., 11.910%, due 12/15/14	738,525
763,377		Nortek, Inc., 11.000%, due 12/01/13	801,546
			1,540,071
		Chemicals: 2.7%
750,000		Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	738,750
48,723	&	Momentive Performance Materials, Inc., 10.125%, due 12/01/14	46,043
551,000	#	Momentive Performance Materials, Inc., 12.500%, due 06/15/14	608,855
490,000	#	Nova Chemicals Corp., 8.375%, due 11/01/16	499,800
310,000	#	Nova Chemicals Corp., 8.625%, due 11/01/19	316,975
450,000		PolyOne Corp., 8.875%, due 05/01/12	465,750
85,000		Solutia, Inc., 8.750%, due 11/01/17	88,931
95,000	#	Terra Capital, Inc., 7.750%, due 11/01/19	102,125
			2,867,229
		Coal: 0.3%
140,000	#	Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.500%, due 12/15/19	143,500
215,000	#	Murray Energy Corp., 10.250%, due 10/15/15	215,000
			358,500
		Commercial Services: 6.7%
230,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.750%, due 05/15/16	216,200
560,000	#	Cenveo Corp., 10.500%, due 08/15/16	576,800
810,000		Ceridian Corp., 11.250%, due 11/15/15	776,588
308,850	&	Ceridian Corp., 12.250%, due 11/15/15	293,408
974,000		Hertz Corp., 8.875%, due 01/01/14	1,000,785
320,000		Iron Mountain, Inc., 8.000%, due 06/15/20	326,400
535,000		KAR Holdings, Inc., 8.750%, due 05/01/14	554,394
470,000	#	RSC Equipment Rental, Inc., 10.000%, due 07/15/17	513,475
220,000	S	Service Corp. International, 6.750%, due 04/01/15	216,700
1,280,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	1,337,600
335,000	#	Trico Shipping AS, 11.875%, due 11/01/14	350,494
380,000		United Rentals North America, Inc., 7.750%, due 11/15/13	357,200
515,000		United Rentals North America, Inc., 9.250%, due 12/15/19	534,313
			7,054,357
		Computers: 1.4%
390,000		Seagate Technology, Inc., 6.800%, due 10/01/16	379,275
649,000	S	SunGard Data Systems, Inc., 9.125%, due 08/15/13	668,470
396,000		SunGard Data Systems, Inc., 10.250%, due 08/15/15	423,720
			1,471,465
		Distribution/Wholesale: 0.6%
655,000	#	McJunkin Red Man Corp., 9.500%, due 12/15/16	643,538
			643,538
		Diversified Financial Services: 5.4%
415,000		American General Finance Corp., 4.000%, due 03/15/11	375,310
255,000		American General Finance Corp., 5.200%, due 12/15/11	219,139
365,000		American General Finance Corp., 5.625%, due 08/17/11	318,498
725,000		American General Finance Corp., 5.850%, due 06/01/13	573,308
345,000		American General Finance Corp., 6.900%, due 12/15/17	239,881

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2009 (Unaudited) (continued)

Principal Amount			Value

		Diversified Financial Services (continued)
$780,000	#, ±	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	$140,400
455,000		Ford Motor Credit Co., LLC, 3.034%, due 01/13/12	423,719
510,000		Ford Motor Credit Co., LLC, 7.500%, due 08/01/12	514,610
625,000		Ford Motor Credit Co., LLC, 7.800%, due 06/01/12	632,062
1,140,000		Ford Motor Credit Co., LLC, 8.700%, due 10/01/14	1,193,011
745,000	#	Universal City Development Partners Ltd., 8.875%, due 11/15/15	732,894
305,000	#	Universal City Development Partners Ltd., 10.875%, due 11/15/16	307,288
			5,670,120
		Electric: 3.4%
360,000		AES Corp., 8.000%, due 10/15/17	371,250
182,000	#	AES Corp., 8.750%, due 05/15/13	187,460
590,000	S	Edison Mission Energy, 7.000%, due 05/15/17	469,050
940,000	S	Energy Future Holdings, 10.875%, due 11/01/17	773,150
696,566		Homer City Funding, LLC, 8.734%, due 10/01/26	675,669
371,486		Midwest Generation, LLC, 8.560%, due 01/02/16	375,201
760,000	S	NRG Energy, Inc., 7.375%, due 02/01/16	762,850
			3,614,630
		Entertainment: 2.4%
935,000		AMC Entertainment, Inc., 11.000%, due 02/01/16	981,750
315,000		Marquee Holdings, Inc., 9.505%, due 08/15/14	263,419
265,000	#	Penn National Gaming, Inc., 8.750%, due 08/15/19	272,288
313,000	S	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	314,565
500,000	#	Snoqualmie Entertainment Authority, 9.125%, due 02/01/15	267,500
185,000	#	Warner Music Group, 9.500%, due 06/15/16	199,106
190,000		WMG Holdings Corp., 9.500%, due 12/15/14	193,325
			2,491,953
		Environmental Control: 1.6%
780,000		Waste Services, Inc., 9.500%, due 04/15/14	819,000
865,000		WCA Waste Corp., 9.250%, due 06/15/14	866,081
			1,685,081
		Food: 2.7%
650,000	#	JBS USA LLC, 11.625%, due 05/01/14	739,375
275,000		Smithfield Foods, Inc., 7.750%, due 05/15/13	268,125
565,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	615,850
485,000		Stater Brothers Holdings, 8.125%, due 06/15/12	492,275
735,000	#	Tops Markets, LLC, 10.125%, due 10/15/15	760,725
			2,876,350
		Forest Products & Paper: 3.3%
480,000	#	Boise Paper Holdings, LLC / Boise Finance Co., 9.000%, due 11/01/17	499,800
41,000		Domtar Corp., 7.875%, due 10/15/11	43,050
520,000		Domtar Corp., 10.750%, due 06/01/17	613,600
1,055,000	#	NewPage Corp., 11.375%, due 12/31/14	1,070,825
380,000		Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	364,800
765,000	#	Verso Paper Holdings, LLC and Verson Paper, Inc., 11.500%, due 07/01/14	845,325
			3,437,400
		Healthcare - Products: 1.2%
525,000	&, S	Biomet, Inc., 10.375%, due 10/15/17	572,250
673,000		Biomet, Inc., 11.625%, due 10/15/17	747,030
			1,319,280
		Healthcare - Services: 6.8%
295,000	#	Apria Healthcare Group, Inc., 12.375%, due 11/01/14	325,975
480,000		Centene Corp., 7.250%, due 04/01/14	477,600
920,000		HCA, Inc., 9.250%, due 11/15/16	990,150
978,000	&	HCA, Inc., 9.625%, due 11/15/16	1,061,130
440,000		Healthsouth Corp., 8.125%, due 02/15/20	435,600
235,000	#	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	222,663
830,000		Psychiatric Solutions, Inc., 7.750%, due 07/15/15	807,175
325,000		Select Medical Corp., 6.428%, due 09/15/15	302,250
540,000		Select Medical Corp., 7.625%, due 02/01/15	526,500
220,000		United Surgical Partners International, Inc., 8.875%, due 05/01/17	227,700
300,000	&	United Surgical Partners International, Inc., 9.250%, due 05/01/17	307,500
225,000		US Oncology, Inc., 9.125%, due 08/15/17	237,375
775,000		US Oncology, Inc., 10.750%, due 08/15/14	817,625
420,000		Vanguard Health Holding Co. II, LLC, 9.000%, due 10/01/14	437,325
			7,176,568
		Holding Companies - Diversified: 0.7%
750,000		Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	750,938
			750,938
		Home Builders: 1.0%
880,000	#	K Hovnanian Enterprises, Inc., 10.625%, due 10/15/16	924,000
123,000		KB Home, 6.375%, due 08/15/11	123,615
			1,047,615
		Home Furnishings: 0.4%
445,000		Norcraft Cos. LP, 9.000%, due 11/01/11	445,556
			445,556
		Iron/Steel: 0.0%
8,584	&	Metals USA Holdings Corp., 7.540%, due 07/01/12	7,361
			7,361
		Leisure Time: 1.3%
480,000	#	Brunswick Corp., 11.250%, due 11/01/16	542,400
740,000	S	Travelport, LLC, 11.875%, due 09/01/16	788,100
			1,330,500

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2009 (Unaudited) (continued)

Principal Amount			Value

		Lodging: 3.8%
$625,000	#	Ameristar Casinos, Inc., 9.250%, due 06/01/14	$651,563
225,000	#	Harrah’s Operating Co., Inc., 11.250%, due 06/01/17	236,531
935,000	#	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., 11.250%, due 06/01/17	982,919
395,000		MGM Mirage, Inc., 7.625%, due 01/15/17	309,088
840,000		MGM Mirage, Inc., 8.500%, due 09/15/10	840,000
380,000	#	MGM Mirage, Inc., 10.375%, due 05/15/14	414,200
530,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	539,275
			3,973,576
		Machinery - Diversified: 0.2%
185,000	#	Case New Holland, Inc., 7.750%, due 09/01/13	190,088
			190,088
		Media: 7.0%
31,724	&, #	American Media Operations, Inc., 9.000%, due 05/01/13	20,462
7,427	&, #	American Media Operations, Inc., 14.000%, due 11/01/13	4,790
1,080,000	#	Charter Communications Operating, LLC, 8.375%, due 04/30/14	1,115,100
225,000		Clear Channel Communications, Inc., 10.750%, due 08/01/16	177,750
525,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	542,375
500,000	#	CSC Holdings, Inc., 8.500%, due 04/15/14	535,000
490,000		DISH DBS Corp., 7.875%, due 09/01/19	516,338
710,000		Mediacom Broadband, LLC, 8.500%, due 10/15/15	720,650
479,386		Nexstar Finance Holdings, LLC, 11.375%, due 04/01/13	364,932
799,984	&, #	Nexstar Broadcasting, Inc., 7.000%, due 01/15/14	604,988
264,000		Nexstar Finance, Inc., 7.000%, due 01/15/14	199,650
935,000	+	Nielsen Finance LLC/Nielsen Finance Co., 0.000% (step rate 12.500%), due 08/01/16	857,863
235,000		Nielsen Finance LLC/Nielsen Finance Co., 10.000%, due 08/01/14	246,163
315,000		Nielsen Finance LLC/Nielsen Finance Co., 11.500%, due 05/01/16	353,588
300,000	#	Salem Communications Corp., 9.625%, due 12/15/16	315,750
765,000	#	Sinclair Television Group, Inc., 9.250%, due 11/01/17	799,425
			7,374,824
		Metal Fabricate/Hardware: 0.6%
645,000		Mueller Water Products, 7.375%, due 06/01/17	599,850
			599,850
		Miscellaneous Manufacturing: 0.9%
330,000	#	Bombardier, Inc., 8.000%, due 11/15/14	344,438
540,000		Harland Clarke Holdings Corp., 9.500%, due 05/15/15	504,225
130,000	#	Koppers, Inc., 7.875%, due 12/01/19	131,950
			980,613
		Oil & Gas: 6.9%
475,000	S	Berry Petroleum Co., 10.250%, due 06/01/14	518,938
635,000		Chaparral Energy, Inc., 8.875%, due 02/01/17	563,563
1,200,000		Chesapeake Energy Corp., 6.625%, due 01/15/16	1,194,000
155,000	S	Chesapeake Energy Corp., 6.875%, due 01/15/16	155,775
340,000		Encore Acquisition Co., 7.250%, due 12/01/17	341,700
380,000	#	Gibson Energy ULC / GEP Midstream Finance Corp., 11.750%, due 05/27/14	414,200
715,000		McMoRan Exploration Co., 11.875%, due 11/15/14	736,450
575,000		OPTI Canada, Inc., 8.250%, due 12/15/14	476,531
210,000	#	OPTI Canada, Inc., 9.000%, due 12/15/12	215,775
535,000		Pioneer Natural Resources Co., 7.500%, due 01/15/20	537,918
730,000		Plains Exploration & Production Co., 7.625%, due 06/01/18	750,075
555,000	#	SandRidge Energy, Inc., 8.750%, due 01/15/20	557,775
245,000		Swift Energy Co., 7.125%, due 06/01/17	232,750
600,000		Swift Energy Co., 8.875%, due 01/15/20	618,000
			7,313,450
		Oil & Gas Services: 0.2%
230,000	#	Expro Finance Luxembourg SCA, 8.500%, due 12/15/16	229,425
			229,425
		Packaging & Containers: 2.1%
325,000	#	Berry Plastics Escrow, LLC/Berry Plastics Escrow Corp., 8.250%, due 11/15/15	328,250
670,000	#	Berry Plastics Escrow, LLC/Berry Plastics Escrow Corp., 8.875%, due 09/15/14	654,925
610,000		Graphic Packaging International Corp., 9.500%, due 06/15/17	649,650
290,000	#	Plastipak Holdings, Inc., 10.625%, due 08/15/19	321,175
300,000	#	Solo Cup Co., 10.500%, due 11/01/13	321,000
			2,275,000
		Pharmaceuticals: 0.4%
195,000		Omnicare, Inc., 6.125%, due 06/01/13	190,125
105,000		Omnicare, Inc., 6.750%, due 12/15/13	103,425
105,000		Omnicare, Inc., 6.875%, due 12/15/15	102,638
			396,188
		Pipelines: 0.8%
875,000		El Paso Corp., 7.250%, due 06/01/18	868,873
			868,873
		Real Estate: 0.7%
760,000	#	Felcor Lodging L.P., 10.000%, due 10/01/14	770,450
			770,450
		Retail: 8.2%
770,000		Albertson’s, Inc., 7.450%, due 08/01/29	664,125
876,000	#	Blockbuster, Inc., 11.750%, due 10/01/14	836,580
785,000		Bon-Ton Stores, Inc., 10.250%, due 03/15/14	728,088
210,000		JC Penney Corp., Inc., 5.750%, due 02/15/18	208,163
505,000		JC Penney Corp., Inc., 6.375%, due 10/15/36	450,965
590,000	#	Limited Brands, 8.500%, due 06/15/19	644,575

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2009 (Unaudited) (continued)

Principal Amount			Value

		Retail (continued)
$435,000		Macys Retail Holdings, Inc., 5.750%, due 07/15/14	$438,263
560,000		Macys Retail Holdings, Inc., 5.900%, due 12/01/16	548,800
230,000		Macys Retail Holdings, Inc., 6.375%, due 03/15/37	195,500
105,000		Macys Retail Holdings, Inc., 6.650%, due 07/15/24	96,075
530,000		Michaels Stores, Inc., 11.375%, due 11/01/16	560,475
676,087	&	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	664,255
130,000		Rite Aid Corp., 6.875%, due 08/15/13	114,725
540,000	#	Rite Aid Corp., 6.875%, due 12/15/28	310,500
500,000		Rite Aid Corp., 7.500%, due 03/01/17	472,500
345,000		Rite Aid Corp., 9.750%, due 06/12/16	376,050
90,000		Rite Aid Corp., 10.375%, due 07/15/16	95,850
715,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	786,500
430,000	#	Toys R Us Property Co., LLC, 8.500%, due 12/01/17	439,675
			8,631,664
		Semiconductors: 0.2%
225,000		Sensata Technologies BV, 8.000%, due 05/01/14	221,625
			221,625
		Software: 1.3%
545,000	S	First Data Corp., 9.875%, due 09/24/15	510,938
285,000	&	First Data Corp., 10.550%, due 09/24/15	254,363
570,000		First Data Corp., 11.250%, due 03/31/16	490,200
95,000	#	JDA Software Group, Inc., 8.000%, due 12/15/14	97,375
			1,352,876
		Telecommunications: 13.3%
340,000		Centennial Communications Corp., 10.000%, due 01/01/13	357,000
390,000		Cincinnati Bell, Inc., 7.000%, due 02/15/15	387,075
440,000		Cincinnati Bell, Inc., 8.375%, due 01/15/14	449,900
650,000	#	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, due 12/01/15	663,000
410,000		Cricket Communications, Inc., 7.750%, due 05/15/16	411,025
800,000		Cricket Communications, Inc., 9.375%, due 11/01/14	808,000
380,000		Frontier Communications Co., 9.000%, due 08/15/31	375,250
385,000		Hughes Network Systems LLC/HNS Finance Corp., 9.500%, due 04/15/14	395,588
250,000		Intelsat Corp., 9.250%, due 06/15/16	259,375
210,000	+	Intelsat Intermediate Holding Co. Ltd., 0.000% (step rate 9.500%), due 02/01/15	216,825
255,000	#	Intelsat Jackson Holdings Ltd., 8.500%, due 11/01/19	263,925
395,000		Intelsat Jackson Holdings Ltd., 9.500%, due 06/15/16	424,625
800,000		Intelsat Jackson Holdings Ltd., 11.250%, due 06/15/16	870,000
330,000		Intelsat Ltd., 6.500%, due 11/01/13	311,025
440,000		Intelsat Ltd., 7.625%, due 04/15/12	437,800
650,000		Intelsat Subsidiary Holding Co. Ltd, 8.875%, due 01/15/15	676,000
17,832	&	iPCS, Inc., 3.531%, due 05/01/14	15,246
790,000		MetroPCS Wireless, Inc., 9.250%, due 11/01/14	803,825
1,280,000		Nextel Communications, Inc., 5.950%, due 03/15/14	1,201,585
805,000	S	Nextel Communications, Inc., 7.375%, due 08/01/15	786,888
835,000		Qwest Capital Funding, Inc., 7.250%, due 02/15/11	851,700
385,000		Qwest Communications International, Inc., 7.500%, due 02/15/14	388,369
670,000		Sprint Capital Corp., 6.875%, due 11/15/28	560,288
420,000	S	Sprint Capital Corp., 8.750%, due 03/15/32	397,950
1,040,000	S	West Corp., 9.500%, due 10/15/14	1,060,800
330,000		West Corp., 11.000%, due 10/15/16	346,500
370,000		Windstream Corp., 7.000%, due 03/15/19	347,800
			14,067,364
		Total Corporate Bonds/Notes (Cost $97,806,427)	103,847,429

ASSET-BACKED SECURITIES: 0.3%

		Home Equity Asset-Backed Securities: 0.3%
276,593		Ameriquest Mortgage Securities, Inc., 1.581%, due 02/25/33	206,212
193,233		Morgan Stanley Capital, Inc., 1.431%, due 06/25/33	143,711
			349,923
		Total Asset-Backed Securities (Cost $396,877)	349,923

Shares			Value

COMMON STOCK: 0.0%

		Agriculture: 0.0%
17,906	@, I	North Atlantic Trading Co.	$18
			18
		Building Materials: 0.0%
760	@	Nortek, Inc.	26,600
			26,600
		Media: 0.0%
5,810	@, I, X	American Media Stock Certificates	6
			6
		Telecommunications: 0.0%
264	@	Completel Europe NV	10,275
500	#	GT Group Telecom - Class B (Equity Uncovered American Call Warrant, Issuer: GT Group Telecom Inc., Class B)	—
			10,275
		Total Common Stock (Cost $365,480)	36,899

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2009 (Unaudited) (continued)

Shares				Value

PREFERRED STOCK: 0.0%

		Media: 0.0%
1	@, I, X	ION Media Networks, Inc.		$—

		Total Preferred Stock (Cost $8,676)		—

		Total Long-Term Investments (Cost $98,577,460)		104,234,251

SHORT-TERM INVESTMENTS: 0.8%

		Affiliated Mutual Fund: 0.8%
799,000		ING Institutional Prime Money Market Fund - Class I		$799,000

		Total Mutual Fund (Cost $799,000)		799,000

		Total Short-Term Investments (Cost $799,000)		799,000

		Total Investments in Securities
		(Cost $99,376,460)*	99.5%	$105,033,251
		Other Assets and Liabilities - Net	0.5	556,465
		Net Assets	100.0%	$105,589,716

	@	Non-income producing security
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $99,540,722.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,956,593
		Gross Unrealized Depreciation		(2,464,064)
		Net Unrealized Appreciation		$5,492,529

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2009
Asset Table
Investments, at value
Common Stock
Agriculture	$—	$—	$18	$18
Building Materials	—	—	26,600	26,600
Media	—	—	6	6
Telecommunications	10,275	—	—	10,275
Total Common Stock	10,275	—	26,624	36,899
Corporate Bonds/Notes	—	103,847,429	—	103,847,429
Asset-Backed Securities	—	349,923	—	349,923
Short-Term Investments	799,000	—	—	799,000
Total Investments, at value	$809,275	$104,197,352	$26,624	$105,033,251

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended December 31, 2009:

	Beginning Balance 12/31/2008	Purchases	Issuances	Settlements	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 12/31/2009
Asset Table
Investments, at value
Common Stock	$24	$26,600			$—	$—	$—	$—	$—	$—	$26,624
Preferred Stock	7,009	—			—	—	—	(7,009)	—	—	—
Warrants	961	—			—	—	—	(961)	—	—	—
Total Investments, at value	$7,994	$26,600	$—	$—	$—	$—	$—	$(7,970)	$—	$—	$26,624

As of December 31, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(7,009).

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of December 31, 2009 (Unaudited)

Principal Amount		Value
CERTIFICATES OF DEPOSIT: 5.0%
$14,000,000	BNP Paribas, 0.160%, due 01/29/10	$14,000,000
4,000,000	BNP Paribas, 0.200%, due 01/04/10	4,000,000
1,750,000	BNP Paribas, 0.220%, due 02/08/10	1,751,438
22,000,000	BNP Paribas, 0.270%, due 06/02/10	22,000,000
11,970,000	Natixis, 0.220%, due 01/14/10	11,970,000
550,000	Rabobank USA Financial Corp., 0.270%, due 01/19/10	550,000
14,250,000	Rabobank USA Financial Corp., 0.270%, due 06/02/10	14,250,000
7,750,000	Svenska Handelsbanken AB, 0.240%, due 02/26/10	7,750,060
6,750,000	Toronoto Dominion Bank, 0.230%, due 05/19/10	6,752,581
5,000,000	Toronoto Dominion Bank, 0.300%, due 05/17/10	5,000,565
	Total Certificates of Deposit (Cost $88,024,644)	88,024,644
COMMERCIAL PAPER: 52.3%
2,000,000	Abbott Laboratories, 0.080%, due 01/12/10	1,999,945
3,000,000	ANZ National Bank Ltd., 0.390%, due 03/04/10	2,997,933
7,000,000	ANZ National Bank Ltd., 0.390%, due 03/22/10	6,993,933
3,500,000	ANZ National Bank Ltd., 0.700%, due 09/17/10	3,482,374
17,500,000	ASB Finance Ltd., 0.340%, due 05/06/10	17,479,340
7,000,000	ASB Finance Ltd., 0.490%, due 02/26/10	6,994,556
10,000,000	Barton Capital, LLC, 0.180%, due 02/12/10	9,997,900
5,285,000	Barton Capital, LLC, 0.200%, due 01/12/10	5,284,644
15,000,000	Barton Capital, LLC, 0.210%, due 01/13/10	14,998,850
7,000,000	Barton Capital, LLC, 0.240%, due 01/06/10	6,999,718
13,519,000	Barton Capital, LLC, 0.240%, due 02/05/10	13,515,714
2,000,000	Barton Capital, LLC, 0.260%, due 01/14/10	1,999,798
1,000,000	BNP Paribas, 0.180%, due 02/18/10	999,760
2,100,000	BNP Paribas, 0.290%, due 02/12/10	2,099,265
2,000,000	Cafco, LLC, 0.210%, due 03/19/10	1,999,102
44,500,000	Cafco, LLC, 0.290%, due 02/18/10	44,482,200
9,000,000	Cafco, LLC, 0.320%, due 06/14/10	8,986,880
1,000,000	CBA Del Finance, Inc., 0.300%, due 06/10/10	998,667
1,000,000	Ciesco, LLC, 0.190%, due 01/06/10	999,968
1,000,000	Ciesco, LLC, 0.240%, due 02/10/10	999,767
8,500,000	Ciesco, LLC, 0.250%, due 03/11/10	8,495,927
21,000,000	Ciesco, LLC, 0.250%, due 03/16/10	20,989,090
8,000,000	Ciesco, LLC, 0.250%, due 04/05/10	7,994,778
1,000,000	Ciesco, LLC, 0.270%, due 02/03/10	999,743
1,000,000	Ciesco, LLC, 0.300%, due 02/02/10	999,724
7,000,000	Ciesco, LLC, 0.330%, due 01/13/10	6,999,160
5,000,000	Concord Minutemen Capital Co., LLC, 0.440%, due 03/01/10	4,996,313
5,000,000	Concord Minutemen Capital Co., LLC, 0.800%, due 06/23/10	4,980,778
8,750,000	Concord Minutemen Capital Co., LLC, 0.900%, due 05/03/10	8,723,313
33,000,000	Concord Minutemen Capital Co., LLC, 0.980%, due 02/18/10	32,955,998
5,750,000	Crown Point Capital Co., 0.440%, due 03/01/10	5,745,759
5,000,000	Crown Point Capital Co., 0.800%, due 06/24/10	4,980,667
8,250,000	Crown Point Capital Co., 0.900%, due 05/03/10	8,224,838
3,750,000	Crown Point Capital Co., 0.950%, due 03/19/10	3,742,300
26,000,000	Crown Point Capital Co., 0.980%, due 02/17/10	25,966,056
3,000,000	Danske Corp., 0.190%, due 02/22/10	2,999,177
10,000,000	Danske Corp., 0.200%, due 03/23/10	9,995,500
250,000	Danske Corp., 0.210%, due 01/15/10	249,978
441,000	Dexia Del, LLC, 0.260%, due 01/07/10	440,978
569,000	Dexia Del, LLC, 0.260%, due 01/08/10	568,967
12,500,000	Dexia Del, LLC, 0.280%, due 01/29/10	12,497,132
11,500,000	Dexia Del, LLC, 0.290%, due 01/21/10	11,498,083
1,000,000	Edison Asset Securities, LLC, 0.210%, due 02/23/10	999,691
7,250,000	Edison Asset Securities, LLC, 0.260%, due 03/01/10	7,246,911
5,250,000	Edison Asset Securities, LLC, 0.290%, due 06/01/10	5,243,614
10,500,000	Edison Asset Securities, LLC, 0.320%, due 04/21/10	10,489,733
8,000,000	Edison Asset Securities, LLC, 0.350%, due 03/09/10	7,994,640
6,750,000	Jupiter, 0.150%, due 01/11/10	6,749,700
7,500,000	Jupiter, 0.150%, due 01/21/10	7,499,333
17,750,000	Jupiter, 0.160%, due 01/12/10	17,749,085
16,500,000	Jupiter, 0.160%, due 01/14/10	16,498,987
4,000,000	Jupiter, 0.170%, due 02/09/10	3,999,263
12,000,000	Natexis Banques Populaires US Finance Co, LLC, 0.900%, due 05/21/10	11,958,000
3,100,000	Old Line Funding, LLC, 0.170%, due 02/03/10	3,099,489
1,000,000	Old Line Funding, LLC, 0.180%, due 01/11/10	999,944
3,600,000	Old Line Funding, LLC, 0.190%, due 03/22/10	3,598,480
11,250,000	Old Line Funding, LLC, 0.310%, due 01/20/10	11,248,568
18,750,000	Old Line Funding, LLC, 0.340%, due 02/25/10	18,739,974
12,000,000	Old Line Funding, LLC, 0.490%, due 02/18/10	11,992,000

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of December 31, 2009 (Unaudited) (continued)

Principal Amount			Value
COMMERCIAL PAPER (continued)
$15,100,000		Park Avenue Receivables Corp., 0.140%, due 01/08/10	$15,099,530
11,750,000		Park Avenue Receivables Corp., 0.150%, due 01/12/10	11,749,426
1,300,000		Park Avenue Receivables Corp., 0.150%, due 01/14/10	1,299,925
5,500,000		Park Avenue Receivables Corp., 0.150%, due 01/21/10	5,499,511
9,500,000		Park Avenue Receivables Corp., 0.160%, due 01/15/10	9,499,372
12,200,000		Park Avenue Receivables Corp., 0.160%, due 02/01/10	12,198,214
20,000,000		Royal Bank of Canada, 0.080%, due 01/22/10	19,999,067
9,000,000		Societe Generale, 0.230%, due 03/23/10	8,995,241
15,000,000		Societe Generale, 0.570%, due 05/21/10	14,966,750
5,000,000		Thunder Bay Funding, LLC, 0.170%, due 01/13/10	4,999,700
15,750,000		Thunder Bay Funding, LLC, 0.180%, due 02/08/10	15,746,968
13,750,000		Thunder Bay Funding, LLC, 0.200%, due 03/15/10	13,744,424
16,750,000		Thunder Bay Funding, LLC, 0.310%, due 02/02/10	16,745,236
11,000,000		Thunder Bay Funding, LLC, 0.340%, due 02/12/10	10,995,508
8,000,000		Thunder Bay Funding, LLC, 0.620%, due 01/20/10	7,997,256
39,750,000		Toyota Motor Credit Corp., 0.080%, due 01/08/10	39,749,304
12,552,000		Tulip Funding Corp., 0.160%, due 01/07/10	12,551,603
5,000,000		Tulip Funding Corp., 0.180%, due 01/15/10	4,999,631
23,750,000		Tulip Funding Corp., 0.180%, due 01/19/10	23,747,803
20,500,000		Tulip Funding Corp., 0.200%, due 02/04/10	20,495,934
5,257,000		Variable Funding Capital Corp., 0.150%, due 01/11/10	5,256,752
4,500,000		Variable Funding Capital Corp., 0.150%, due 01/29/10	4,499,440
12,000,000		Variable Funding Capital Corp., 0.160%, due 01/21/10	11,998,867
8,500,000		Variable Funding Capital Corp., 0.170%, due 02/09/10	8,498,435
19,750,000		Variable Funding Capital Corp., 0.170%, due 02/11/10	19,746,176
13,500,000		Westpac Banking Corp., 0.240%, due 02/16/10	13,495,688
2,500,000		Windmill Funding Corp., 0.180%, due 01/20/10	2,499,756
15,000,000		Windmill Funding Corp., 0.190%, due 02/08/10	14,996,992
25,500,000		Windmill Funding Corp., 0.210%, due 02/25/10	25,492,094
5,000,000		Windmill Funding Corp., 0.220%, due 01/05/10	4,999,844
2,000,000		Yorkstown Capital, LLC, 0.140%, due 01/06/10	1,999,953
7,100,000		Yorkstown Capital, LLC, 0.160%, due 01/15/10	7,099,531
16,250,000		Yorkstown Capital, LLC, 0.180%, due 02/17/10	16,246,181
4,250,000		Yorkstown Capital, LLC, 0.190%, due 02/08/10	4,249,103
250,000		Yorkstown Capital, LLC, 0.200%, due 04/12/10	249,860
23,000,000		Yorkstown Capital, LLC, 0.250%, due 02/11/10	22,993,189
		Total Commercial Paper (Cost $920,864,249)	920,864,249
CORPORATE BONDS/NOTES: 4.8%
1,000,000	#	American Honda Finance Corp., 0.680%, due 02/05/10	1,000,360
8,850,000		Commonwealth Bank of Australia, 0.300%, due 01/05/10	8,850,004
5,000,000	#, C	Commonwealth Bank of Australia, 0.640%, due 01/05/11	5,000,000
4,000,000		Credit Suisse First Boston USA, Inc., 0.470%, due 08/15/10	4,003,449
1,230,000		Credit Suisse First Boston USA, Inc., 0.520%, due 01/15/10	1,229,976
3,164,000		Credit Suisse First Boston USA, Inc., 1.130%, due 08/15/10	3,243,663
6,480,000		Danske Corp., 0.770%, due 02/18/10	6,484,511
758,000		Deutsche Bank AG/New York NY, 0.780%, due 01/25/10	757,910
12,000,000		General Electric Capital Corp., 0.650%, due 06/09/10	12,035,497
3,500,000	#	Rabobank, 0.270%, due 12/16/10	3,500,000
3,700,000	#	Rabobank, 0.670%, due 05/19/10	3,706,226
2,394,000		Royal Bank of Canada, 0.280%, due 06/08/10	2,394,744
19,000,000	#	Svenska Handelsbanken AB, 0.310%, due 01/07/11	19,000,000
500,000		Toyota Motor Credit Corp., 0.290%, due 02/26/10	500,066
13,000,000	C	Westpac Banking Corp., 0.280%, due 01/28/11	13,000,000
		Total Corporate Bonds/Notes (Cost $84,706,406)	84,706,406
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.5%
1,750,000		Federal Home Loan Mortgage Corporation, 0.180%, due 07/12/10	1,750,828
4,000,000		Federal Home Loan Mortgage Corporation, 0.360%, due 12/15/10	4,045,415
14,533,000		Federal Home Loan Mortgage Corporation, 0.440%, due 10/25/10	14,849,977
1,203,000		Federal Home Loan Mortgage Corporation, 0.500%, due 11/23/10	1,228,512
3,500,000		Federal Home Loan Mortgage Corporation, 0.510%, due 08/23/10	3,597,397
18,000,000		Federal Home Loan Mortgage Corporation, 0.560%, due 07/12/10	18,335,721
3,000,000		Federal Home Loan Mortgage Corporation, 0.580%, due 07/16/10	3,043,014
2,500,000		Federal Home Loan Mortgage Corporation, 0.690%, due 01/05/10	2,499,761
2,000,000		Federal National Mortgage Association, 0.170%, due 07/13/10	2,000,970
1,000,000		Federal National Mortgage Association, 0.360%, due 12/15/10	1,041,862
2,000,000		Federal National Mortgage Association, 0.440%, due 06/15/10	2,060,653
1,707,000		Federal National Mortgage Association, 0.480%, due 08/15/10	1,746,849
3,000,000		Federal National Mortgage Association, 0.500%, due 05/20/10	3,021,527
1,505,000		Federal National Mortgage Association, 6.625%, due 11/15/10	1,585,014
		Total U.S. Government Agency Obligations (Cost $60,807,500)	60,807,500

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of December 31, 2009 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY NOTES: 0.4%
$5,000,000		United States Treasury Note/Bond, 0.400%, due 12/31/10		$5,023,593
2,000,000		United States Treasury Note/Bond, 0.500%, due 01/15/11		2,077,610
		Total U.S. Treasury Notes (Cost $7,101,203)		7,101,203
REPURCHASE AGREEMENT: 31.2%
355,000,000		Goldman Sachs Repurchase Agreement dated 12/31/09, 0.010%, due 01/04/10, $355,000,394 to be received upon repurchase (Collateralized by $361,332,000 Federal Farm Credit Bank, Discount Note-5.000%, Market Value $362,100,180, due 02/11/10-01/22/24)		355,000,000
195,000,000		Morgan Stanley Repurchase Agreement dated 12/31/09, 0.005%, due 01/04/10, $195,000,108 to be received upon repurchase (Collateralized by $197,250,000 Federal Home Loan Mortgage Corporation, 2.350%-2.750%, Market Value plus accrued interest $199,654,361, d		195,000,000
		Total Repurchase Agreement (Cost $550,000,000)		550,000,000

		Total Investments in Securities (Cost $1,711,504,002)*	97.2%	$1,711,504,002
		Other Assets and Liabilities - Net	2.8	49,179,076
		Net Assets	100.0%	$1,760,683,078

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund	as of December 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/2009
Asset Table
Investments, at value
Certificates of Deposit	$—	$88,024,644	$—	$88,024,644
Commercial Paper	—	920,864,249	—	920,864,249
Corporate Bonds/Notes	—	84,706,406	—	84,706,406
U.S. Government Agency Obligations	—	60,807,500	—	60,807,500
U.S. Treasury Notes	—	7,101,203	—	7,101,203
Repurchase Agreement	—	550,000,000	—	550,000,000
Total Investments, at value	$—	$1,711,504,002	$—	$1,711,504,002

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2009 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 42.8%
		Advertising: 0.1%
$1,040,000		Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	$1,159,600
			1,159,600
		Agriculture: 0.4%
2,496,000	S	Altria Group, Inc., 9.700%, due 11/10/18	3,090,293
234,000		Philip Morris International, Inc., 5.650%, due 05/16/18	246,480
			3,336,773
		Apparel: 0.1%
1,100,000		Hanesbrands, Inc., 8.000%, due 12/15/16	1,126,125
			1,126,125
		Banks: 8.4%
1,924,000		American Express Bank FSB, 5.500%, due 04/16/13	2,052,387
500,000		Bank of America Corp., 5.420%, due 03/15/17	494,277
1,970,000		Bank of America Corp., 8.000%, due 12/29/49	1,899,352
1,280,000		Bank of Ireland, 0.500%, due 12/29/49	435,200
4,074,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	4,152,592
2,504,000	#	Barclays Bank PLC, 7.375%, due 06/29/49	2,266,120
719,000		Capital One Financial Corp., 7.375%, due 05/23/14	814,846
2,612,000		Citigroup, Inc., 5.000%, due 09/15/14	2,520,622
2,667,000		Citigroup, Inc., 6.010%, due 01/15/15	2,726,197
2,777,000		Citigroup, Inc., 8.500%, due 05/22/19	3,212,086
4,515,000	^^	Deutsche Bank AG, London-Republic of Indonesia Government Bond Credit Linked Notes, 13.150%, due 01/25/12	4,608,901
2,013,000		Discover Bank/Greenwood DE, 8.700%, due 11/18/19	2,160,241
1,155,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	835,335
3,739,000		Fifth Third Bancorp., 8.250%, due 03/01/38	3,564,370
3,599,000		First Tennessee Bank NA, 5.650%, due 04/01/16	3,125,519
1,299,000	L	Goldman Sachs Group, Inc., 5.250%, due 04/01/13	1,376,900
1,211,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	1,302,897
1,158,000		Goldman Sachs Group, Inc., 5.500%, due 11/15/14	1,237,311
2,116,000		Goldman Sachs Group, Inc., 6.250%, due 09/01/17	2,272,694
2,356,000	#	HSBC Capital Funding L.P./Jersey Channel Islands, 9.547%, due 12/29/49	2,450,240
1,073,000		JPMorgan Chase & Co., 4.650%, due 06/01/14	1,131,465
1,062,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	1,115,857
1,082,000		Morgan Stanley, 4.750%, due 04/01/14	1,089,254
4,137,000		Morgan Stanley, 7.300%, due 05/13/19	4,653,583
4,371,000		National City Preferred Capital Trust I, 12.000%, due 12/29/49	5,047,635
3,129,000	#	Rabobank, 11.000%, due 12/29/49	3,825,641
1,008,000		USB Capital XIII Trust, 6.625%, due 12/15/39	1,027,828
1,055,000		Wachovia Bank NA, 6.000%, due 11/15/17	1,106,043
2,207,000		Wachovia Bank NA, 6.600%, due 01/15/38	2,337,078
411,000		Wachovia Corp., 5.250%, due 08/01/14	425,923
2,322,000		Wells Fargo Capital XIII, 7.700%, due 12/29/49	2,263,950
			67,532,344
		Beverages: 0.8%
1,268,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	1,343,938
2,896,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	3,396,293
1,088,000		Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	1,222,506
598,000		Dr Pepper Snapple Group, Inc., 7.450%, due 05/01/38	704,763
			6,667,500
		Chemicals: 0.7%
702,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	772,957
1,109,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	1,307,449
1,510,000		Dow Chemical Co., 7.600%, due 05/15/14	1,719,833
1,730,000	#	Nova Chemicals Corp., 8.375%, due 11/01/16	1,764,600
350,000	#	Nova Chemicals Corp., 8.625%, due 11/01/19	357,875
			5,922,714
		Coal: 0.2%
1,175,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	1,248,438
			1,248,438
		Commercial Services: 0.6%
2,140,000		RR Donnelley & Sons Co., 8.600%, due 08/15/16	2,332,579
205,000		Service Corp. International, 7.000%, due 06/15/17	199,875
2,020,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	2,110,900
			4,643,354
		Computers: 0.2%
1,935,000		Seagate Technology, Inc., 6.800%, due 10/01/16	1,881,788
			1,881,788
		Diversified Financial Services: 4.4%
3,061,000	#	Aiful Corp., 4.450%, due 02/16/10	2,941,111
945,000		American Express Credit Corp., 5.125%, due 08/25/14	996,804
1,296,000	S	American Express Credit Corp., 7.300%, due 08/20/13	1,457,721
4,005,000	#	Cantor Fitzgerald L.P., 7.875%, due 10/15/19	3,926,073
1,290,000		Capital One Bank USA NA, 6.500%, due 06/13/13	1,387,862
1,458,000		Capital One Bank USA NA, 8.800%, due 07/15/19	1,725,754

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2009 (Unaudited) (continued)

	Principal Amount			Value
			Diversified Financial Services (continued)
$1,724,000			Capital One Capital V, 10.250%, due 08/15/39	$2,009,348
	1,277,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	1,251,903
	2,604,000		Credit Suisse/Guernsey, 5.860%, due 12/31/49	2,278,500
	1,193,000		FIA Card Services NA, 6.625%, due 06/15/12	1,283,378
	2,324,000		Fund American Cos., Inc., 5.875%, due 05/15/13	2,320,795
	1,384,000		General Electric Capital Corp., 3.750%, due 11/14/14	1,383,105
	1,742,000		General Electric Capital Corp., 5.875%, due 01/14/38	1,618,191
	1,425,000		General Electric Capital Corp., 6.000%, due 08/07/19	1,481,873
	964,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	969,389
	1,314,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	1,310,117
	3,385,000	S	International Lease Finance Corp., 6.625%, due 11/15/13	2,727,061
	1,359,000		Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	1,373,021
	1,982,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	2,138,883
	824,000	S	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	1,093,561
DKK	23	I	Nordea Kredit Realkreditaktieselskab, 6.000%, due 07/01/29	5
	$196,171	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	200,088
	1,583,000	#, ±	Twin Reefs Pass-through Trust, 2.231%, due 12/10/49	158
				35,874,701
			Electric: 4.6%
	2,225,000		AES Corp., 8.000%, due 10/15/17	2,294,531
	1,467,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	1,427,563
	688,000	#	Allegheny Energy Supply Co. LLC, 6.750%, due 10/15/39	656,926
	1,191,000		Ameren Corp., 8.875%, due 05/15/14	1,338,981
	309,000		Ameren Energy Generating Co., 6.300%, due 04/01/20	303,986
	249,000		Commonwealth Edison Co., 6.150%, due 03/15/12	268,754
	5,312,000		Commonwealth Edison Co., 6.950%, due 07/15/18	5,786,000
	1,571,000		DTE Energy Co., 7.050%, due 06/01/11	1,665,023
	112,000		DTE Energy Co., 7.625%, due 05/15/14	125,149
	997,000		Duke Energy Corp., 3.950%, due 09/15/14	1,011,125
	923,000		Duke Energy Corp., 6.300%, due 02/01/14	1,015,865
	782,000		Entergy Texas, Inc., 7.125%, due 02/01/19	868,250
	696,000		FirstEnergy Solutions Corp., 4.800%, due 02/15/15	711,202
	1,180,000		Indiana Michigan Power, 7.000%, due 03/15/19	1,318,158
	812,000		Jersey Central Power and Light, 7.350%, due 02/01/19	923,199
	374,818	#	Juniper Generation, LLC, 6.790%, due 12/31/14	350,680
	2,391,000		Metropolitan Edison, 7.700%, due 01/15/19	2,748,744
	709,000		Nevada Power Co., 7.125%, due 03/15/19	792,916
	645,000		Nisource Finance Corp., 6.125%, due 03/01/22	659,660
	3,977,000		NorthWestern Corp., 5.875%, due 11/01/14	4,129,594
	1,713,000		Oncor Electric Delivery Co., 6.800%, due 09/01/18	1,905,920
	1,318,000		Oncor Electric Delivery Co., 7.500%, due 09/01/38	1,563,015
	718,000		Progress Energy, Inc., 6.050%, due 03/15/14	786,769
	957,000		Progress Energy, Inc., 7.050%, due 03/15/19	1,072,484
	1,949,000		Sierra Pacific Power Co., 6.250%, due 04/15/12	2,053,733
	1,425,000		Southwestern Electric Power, 5.550%, due 01/15/17	1,439,988
				37,218,215
			Electronics: 0.2%
	1,365,000		Jabil Circuit, Inc., 7.750%, due 07/15/16	1,440,075
				1,440,075
			Energy - Alternate Sources: 0.0%
	1,800,000	I, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	180
	2,200,000	I, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	220
	277,964	I, X	PEA Lima, LLC, due 03/20/14	28
				428
			Entertainment: 0.8%
	2,065,000		AMC Entertainment, Inc., 8.750%, due 06/01/19	2,116,625
	2,040,000	#	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	2,091,000
	1,405,000	#	Warner Music Group, 9.500%, due 06/15/16	1,512,131
	485,000	L	WMG Holdings Corp., 9.500%, due 12/15/14	493,488
				6,213,244
			Food: 1.1%
	525,000	#	Dole Food Co., Inc., 8.000%, due 10/01/16	535,500
	1,340,000		HJ Heinz Co., 5.350%, due 07/15/13	1,441,642
	2,918,000		Kraft Foods, Inc., 6.125%, due 08/23/18	3,081,758
	732,000		Kraft Foods, Inc., 6.500%, due 08/11/17	795,459
	2,150,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	2,343,500
	525,000		Tyson Foods, Inc., 7.850%, due 04/01/16	540,750
				8,738,609
			Forest Products & Paper: 0.2%
	1,054,000		Domtar Corp., 10.750%, due 06/01/17	1,243,720
				1,243,720
			Gas: 0.3%
	2,275,000		Sempra Energy, 6.500%, due 06/01/16	2,470,504
				2,470,504
			Healthcare - Products: 0.8%
	1,950,000	&, S	Biomet, Inc., 10.375%, due 10/15/17	2,125,500
	1,592,000		Boston Scientific Corp., 4.500%, due 01/15/15	1,597,028
	848,000		Boston Scientific Corp., 6.000%, due 01/15/20	868,092
	976,000		Boston Scientific Corp., 7.375%, due 01/15/40	1,051,885
	791,000		Zimmer Holdings, Inc., 5.750%, due 11/30/39	778,154
				6,420,659

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Healthcare - Services: 0.5%
$1,080,000		HCA, Inc., 9.250%, due 11/15/16	$1,162,350
1,950,000	&	HCA, Inc., 9.625%, due 11/15/16	2,115,750
1,054,000		US Oncology, Inc., 9.125%, due 08/15/17	1,111,970
			4,390,070
		Holding Companies - Diversified: 0.1%
805,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	827,138
			827,138
		Home Builders: 0.1%
863,000		Toll Brothers Finance Corp., 6.750%, due 11/01/19	846,712
			846,712
		Insurance: 3.1%
4,313,000		Aegon NV, 3.570%, due 12/31/49	2,187,554
3,058,000		American International Group, Inc., 5.850%, due 01/16/18	2,512,982
2,733,000		Genworth Financial, Inc., 6.515%, due 05/22/18	2,504,857
1,239,000		Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	1,279,218
1,326,000		Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	1,293,441
1,432,000		Lincoln National Corp., 8.750%, due 07/01/19	1,638,918
2,020,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	2,339,067
1,118,000		Principal Financial Group, Inc., 7.875%, due 05/15/14	1,235,076
3,121,000		Protective Life Corp., 8.450%, due 10/15/39	3,018,787
756,000		Prudential Financial, Inc., 4.750%, due 09/17/15	767,546
886,000		Prudential Financial, Inc., 5.700%, due 12/14/36	803,132
1,562,000		Prudential Financial, Inc., 6.000%, due 12/01/17	1,614,051
904,000		Prudential Financial, Inc., 6.625%, due 12/01/37	929,630
795,000		Prudential Financial, Inc., 7.375%, due 06/15/19	892,872
2,207,000	#	Teachers Insurance & Annuity Association of America, 6.850%, due 12/16/39	2,288,842
			25,305,973
		Investment Companies: 0.1%
881,000	#	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	925,090
			925,090
		Iron/Steel: 0.6%
943,000		ArcelorMittal, 7.000%, due 10/15/39	996,094
2,481,000		ArcelorMittal, 9.850%, due 06/01/19	3,214,195
220,000		Steel Dynamics, Inc., 7.750%, due 04/15/16	227,975
			4,438,264
		Lodging: 0.6%
2,975,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	2,976,770
1,405,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	1,429,588
			4,406,358
		Machinery - Diversified: 0.2%
1,250,000	#	Case New Holland, Inc., 7.750%, due 09/01/13	1,284,375
			1,284,375
		Media: 4.3%
1,920,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	2,008,800
2,495,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	2,566,125
1,215,000		Comcast Corp., 5.700%, due 05/15/18	1,279,394
769,000		Comcast Corp., 5.900%, due 03/15/16	829,228
97,000		Comcast Corp., 6.300%, due 11/15/17	106,305
1,254,000		Comcast Corp., 6.500%, due 01/15/17	1,390,235
652,000	#	COX Communications, Inc., 6.250%, due 06/01/18	695,118
1,416,000	#	COX Communications, Inc., 6.950%, due 06/01/38	1,504,671
451,000	#	Cox Communications, Inc., 8.375%, due 03/01/39	563,330
1,255,000	#	Cox Enterprises, Inc., 7.375%, due 07/15/27	1,326,224
647,000		Discovery Communications, LLC, 5.625%, due 08/15/19	669,283
1,080,000		DISH DBS Corp., 7.125%, due 02/01/16	1,108,350
1,955,000	#	Mediacom LLC / Mediacom Capital Corp., 9.125%, due 08/15/19	2,003,875
218,000	#	News America, Inc., 5.650%, due 08/15/20	227,447
1,509,000	S	News America, Inc., 6.150%, due 03/01/37	1,506,210
1,598,000		News America, Inc., 6.650%, due 11/15/37	1,693,476
1,704,000		News America, Inc., 6.900%, due 03/01/19	1,923,327
745,000	L	Time Warner Cable, Inc., 3.500%, due 02/01/15	736,866
33,000		Time Warner Cable, Inc., 5.000%, due 02/01/20	32,063
1,842,000		Time Warner Cable, Inc., 6.750%, due 07/01/18	2,026,858
2,659,000	S	Time Warner Cable, Inc., 8.750%, due 02/14/19	3,246,035
648,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	776,832
1,921,000		Time Warner, Inc., 5.500%, due 11/15/11	2,040,388
2,656,000		Time Warner, Inc., 7.700%, due 05/01/32	3,127,998
1,101,000		Viacom, Inc., 4.250%, due 09/15/15	1,111,035
568,000		Viacom, Inc., 5.625%, due 09/15/19	594,160
			35,093,633
		Mining: 0.3%
1,183,000		Newmont Mining Corp., 5.125%, due 10/01/19	1,185,803
1,114,000		Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	1,336,134
			2,521,937
		Miscellaneous Manufacturing: 0.8%
2,321,000		General Electric Co., 5.250%, due 12/06/17	2,375,569
3,230,000		Tyco International Finance, 8.500%, due 01/15/19	3,907,425
			6,282,994
		Office/Business Equipment: 0.1%
657,000		Xerox Corp., 4.250%, due 02/15/15	653,162
307,000		Xerox Corp., 5.625%, due 12/15/19	307,150
			960,312

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas: 0.9%
$1,171,000		Hess Corp., 8.125%, due 02/15/19	$1,414,538
1,413,000		Marathon Oil Corp., 6.500%, due 02/15/14	1,564,430
1,005,000		Marathon Oil Corp., 7.500%, due 02/15/19	1,161,851
1,350,000		Pioneer Natural Resources Co., 7.500%, due 01/15/20	1,357,363
1,920,000		Plains Exploration & Production Co., 8.625%, due 10/15/19	1,982,400
			7,480,582
		Oil & Gas Services: 0.2%
1,217,000		Weatherford International Ltd., 9.625%, due 03/01/19	1,519,675
			1,519,675
		Packaging & Containers: 0.1%
631,000	#	Solo Cup Co., 10.500%, due 11/01/13	675,170
			675,170
		Pharmaceuticals: 0.2%
1,022,000		Express Scripts, Inc., 6.250%, due 06/15/14	1,116,221
255,000		Express Scripts, Inc., 7.250%, due 06/15/19	290,233
			1,406,454
		Pipelines: 1.4%
1,523,000		Enbridge Energy Partners, 9.875%, due 03/01/19	1,931,574
1,244,000		Energy Transfer Partners, 9.700%, due 03/15/19	1,538,931
906,000		Northwest Pipeline Corp., 7.000%, due 06/15/16	1,021,486
1,150,000		Plains All American Pipeline L.P., 4.250%, due 09/01/12	1,187,525
1,717,000		Plains All American Pipeline LP, 5.750%, due 01/15/20	1,721,524
776,000		Trans-Canada Pipelines, 7.125%, due 01/15/19	908,866
861,000		Trans-Canada Pipelines, 7.625%, due 01/15/39	1,063,908
1,262,000		Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	1,378,456
249,000		Williams Cos., Inc., 8.750%, due 01/15/20	297,567
			11,049,837
		Real Estate: 0.5%
784,000		AvalonBay Communities, Inc., 5.700%, due 03/15/17	796,489
480,000	#	Felcor Lodging L.P., 10.000%, due 10/01/14	486,600
920,000		ProLogis, 7.375%, due 10/30/19	909,054
1,769,000		Simon Property Group, Inc., 6.750%, due 05/15/14	1,886,968
			4,079,111
		Retail: 1.1%
2,543,000		CVS Caremark Corp., 6.125%, due 09/15/39	2,528,919
1,026,000		CVS Caremark Corp., 6.600%, due 03/15/19	1,124,697
1,885,000	#	Limited Brands, 8.500%, due 06/15/19	2,059,363
805,000	#	QVC, Inc., 7.500%, due 10/01/19	825,125
2,025,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	2,227,500
			8,765,604
		Telecommunications: 3.3%
1,979,000		AT&T, Inc., 6.550%, due 02/15/39	2,092,155
4,221,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, due 02/01/14	4,585,146
1,612,000		CenturyTel, Inc., 7.600%, due 09/15/39	1,656,968
694,000		Cisco Systems, Inc., 4.450%, due 01/15/20	682,164
1,876,000		Cisco Systems, Inc., 5.500%, due 01/15/40	1,800,270
970,000	L	Cricket Communications, Inc., 9.375%, due 11/01/14	979,700
1,043,000		Cricket Communications, Inc., 10.000%, due 07/15/15	1,062,556
1,980,000		Crown Castle International Corp., 7.125%, due 11/01/19	1,970,100
1,040,000		Embarq Corp., 7.995%, due 06/01/36	1,121,928
730,000		Frontier Communications Corp., 8.125%, due 10/01/18	742,775
1,949,000	#	Intelsat Subsidiary Holding Co. Ltd., 8.875%, due 01/15/15	2,017,215
975,000	L	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	992,063
980,000		Nextel Communications, Inc., 5.950%, due 03/15/14	919,975
1,054,000		Qwest Communications International, Inc., 7.500%, due 02/15/14	1,063,223
1,080,000		Sprint Nextel Corp., 6.000%, due 12/01/16	990,900
1,251,000		Telefonica Emisones SAU, 5.855%, due 02/04/13	1,352,619
660,000		Telefonica Emisones SAU, 5.877%, due 07/15/19	708,705
1,550,000	S	Verizon Communications, Inc., 8.950%, due 03/01/39	2,103,813
			26,842,275
		Transportation: 0.4%
1,958,000		CSX Corp., 6.250%, due 04/01/15	2,159,065
1,193,000		CSX Corp., 7.450%, due 04/01/38	1,414,850
			3,573,915
		Total Corporate Bonds/Notes
		(Cost $326,943,786)	345,814,270
U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.1%
		Federal Home Loan Mortgage Corporation##: 11.2%
230,919	S	0.583%, due 02/15/32	229,418
1,688,380	S	3.333%, due 03/15/38	1,361,977
4,135,385	S, ^	4.883%, due 03/15/33	4,276,507
428,632	S	4.966%, due 04/01/35	452,194
11,763,000	W	5.000%, due 01/15/39	12,062,592
2,374,305	S, ^	5.000%, due 01/15/29	134,955
24,784,918	S	5.000%, due 08/15/16-02/15/35	25,979,611
2,067,090	^	5.000%, due 05/15/17	147,997
21,591,793	S	5.500%, due 12/15/20-02/15/34	22,714,419
10,549,626		5.500%, due 08/15/20	11,104,651
8,276,398	S	6.000%, due 01/15/29-10/15/32	8,849,806

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation## (continued)
$1,366,696	^	6.000%, due 04/15/33	$184,371
70,393		6.000%, due 12/01/28-01/01/29	75,507
17,740,765	S, ^	6.167%, due 10/15/37	2,061,931
39,182	S	6.500%, due 01/01/24	42,411
5,183,656	S, ^	6.517%, due 05/15/35	694,734
90,584		7.000%, due 11/01/31-03/01/32	99,747
6,504		7.500%, due 11/01/28	7,329
			90,480,157
		Federal National Mortgage Association##: 16.0%
237,508		0.633%, due 04/18/28	236,058
272,040		0.681%, due 10/25/33	270,287
238,762		0.781%, due 01/25/32	238,413
2,635,428	S, ^	4.000%, due 11/01/18	337,738
15,358,000	W	4.500%, due 01/25/24-01/25/39	15,395,817
14,740,385	S	5.000%, due 02/25/29-07/01/36	15,208,111
965,548	S	5.009%, due 07/01/35	1,021,181
569,898	S	5.245%, due 08/01/35	601,587
10,807,000	W	5.500%, due 01/25/39	11,313,578
8,611,618	S	5.500%, due 05/25/30-01/01/39	9,044,195
150,444		5.500%, due 02/01/18	159,277
37,116,000	W	6.000%, due 01/15/33-01/15/39	39,315,481
18,890,523	S	6.000%, due 12/01/16-12/25/49	20,098,802
2,050,512	^	6.000%, due 08/25/33	382,549
1,101,084		6.000%, due 08/01/16-09/01/36	1,171,861
7,865,775	S, ^	6.219%, due 04/25/37	950,199
4,404,588	S, ^	6.359%, due 06/25/36	538,941
2,102,403	S, ^	6.369%, due 08/25/25	98,687
3,660,459	S, ^	6.469%, due 08/25/26	510,242
5,040,000	W	6.500%, due 01/15/32	5,398,314
689,424	S	6.500%, due 06/01/31-12/01/33	744,422
518,425		6.500%, due 01/01/23-05/01/37	559,129
8,741,563	S, ^	6.509%, due 01/25/37	1,108,122
26,921,085	S, ^	6.519%, due 10/25/35	3,410,667
204,658	S	7.000%, due 06/01/31-03/01/32	227,052
91,969		7.000%, due 12/01/27-10/01/31	102,090
1,798,283	S, ^	7.453%, due 02/17/29	295,028
589,777	S	7.500%, due 10/01/30-01/25/48	665,330
258,867		7.500%, due 10/01/30-12/25/41	292,039
179,021	S	27.675%, due 02/25/34	227,887
			129,923,084
		Government National Mortgage Association: 4.9%
4,014		4.375%, due 04/20/28	4,129
6,747,000	W	4.500%, due 01/15/40	6,753,329
1,963,070	S	4.500%, due 04/15/39	1,968,472
1,480,000	W	5.000%, due 01/15/39	1,522,088
37,576,917	S, ^	5.000%, due 04/20/38-06/16/39	4,786,266
7,569,000	W	5.500%, due 01/15/39	7,929,708
7,000,951	S	5.500%, due 09/15/38-03/20/39	7,347,286
31,294,871	S, ^	5.967%, due 06/20/38-04/20/39	3,222,763
16,629,797	S, ^	6.067%, due 05/20/39	1,683,799
15,048,051	S, ^	6.167%, due 04/20/38	1,601,259
3,227,573	S, ^	6.268%, due 05/16/38	378,625
16,723,813	S, ^	6.317%, due 01/20/38	1,649,759
31,751	S	6.500%, due 02/15/29-07/15/32	34,273
147,991		6.500%, due 02/15/26-09/15/32	159,668
34,410	S	7.000%, due 02/15/28-05/15/32	38,220
57,506		7.000%, due 04/15/26-02/15/28	63,932
57,535	S	7.500%, due 12/15/22-07/15/29	64,691
73,146		7.500%, due 10/15/26-05/15/32	82,376
492,596	S, ^	8.018%, due 06/16/31	65,510
			39,356,153
		Total U.S. Government Agency Obligations
		(Cost $251,142,364)	259,759,394
U.S. TREASURY OBLIGATIONS: 13.8%
		U.S. Treasury Notes: 13.8%
21,530,000	L	0.750%, due 11/30/11	21,396,299
8,160,000	L	1.000%, due 10/31/11	8,155,210
8,205,000	L	1.125%, due 12/15/12	8,076,124
9,267,000	L	2.125%, due 11/30/14	9,050,551
2,220,000		2.625%, due 12/31/14	2,212,116
14,183,000	L	3.375%, due 11/15/19	13,646,783
50,446,000		4.500%, due 08/15/39	49,318,885
			111,855,968
		Total U.S. Treasury Obligations
		(Cost $115,446,399)	111,855,968
ASSET-BACKED SECURITIES: 4.9%
		Automobile Asset-Backed Securities: 3.2%
2,317,000	#, S	Bank of America Auto Trust, 2.130%, due 09/15/13	2,340,096
1,737,000	#, S	Bank of America Auto Trust, 2.670%, due 07/15/13	1,766,576

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Automobile Asset-Backed Securities (continued)
$2,008,000	S	CarMax Auto Owner Trust, 1.740%, due 04/15/14	$2,001,322
1,353,000	S	CarMax Auto Owner Trust, 2.820%, due 12/15/14	1,342,339
1,699,000	S	CarMax Auto Owner Trust, 5.810%, due 12/16/13	1,818,757
1,372,000	S	Harley-Davidson Motorcycle Trust, 2.620%, due 03/15/14	1,394,465
3,661,000	S	Harley-Davidson Motorcycle Trust, 3.190%, due 11/15/13	3,740,992
1,507,000	S	Harley-Davidson Motorcycle Trust, 5.520%, due 11/15/13	1,582,903
1,029,000	S	Honda Auto Receivables Owner Trust, 2.310%, due 05/15/13	1,042,720
1,607,000	S	Honda Auto Receivables Owner Trust, 4.880%, due 09/18/14	1,692,939
887,000	S	Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	893,195
1,188,000	S	Mercedes-Benz Auto Receivables Trust, 1.670%, due 01/15/14	1,188,454
866,000	S	Mercedes-Benz Auto Receivables Trust, 2.430%, due 03/15/16	863,123
1,178,000	S	Nissan Auto Receivables Owner Trust, 2.940%, due 07/15/11	1,188,790
605,250	S	Nissan Auto Receivables Owner Trust, 4.280%, due 06/16/14	630,037
484,000	S	Nissan Auto Receivables Owner Trust, 4.460%, due 04/16/12	496,232
1,465,000	S	USAA Auto Owner Trust, 5.070%, due 06/15/13	1,530,736
			25,513,676
		Home Equity Asset-Backed Securities: 0.7%
4,825,407	S	Ameriquest Mortgage Securities, Inc., 1.081%, due 08/25/33	4,141,814
281,364		Freddie Mac Structured Pass-through Securities, 0.481%, due 05/25/31	204,700
64,475	S	Freddie Mac Structured Pass-through Securities, 0.531%, due 01/25/32	56,877
1,384,000	#, S	Irwin Home Equity, 5.960%, due 08/25/37	471,390
40,848		Merrill Lynch Mortgage Investors Trust, 0.591%, due 07/25/34	28,840
896,679	S	Morgan Stanley Capital, Inc., 1.431%, due 06/25/33	666,879
50,986		Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	50,467
72,819		Residential Asset Securities Corp., 0.831%, due 06/25/32	32,484
285,136	S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 06/25/37	271,673
120,991		Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	120,025
			6,045,149
		Other Asset-Backed Securities: 1.0%
26,899		Amortizing Residential Collateral Trust, 0.481%, due 05/25/32	13,988
992,773	S	Bear Stearns Asset-Backed Securities, Inc., 0.611%, due 06/25/36	527,272
173,541		CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	181,893
140,062		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.831%, due 07/25/33	117,693
15,980	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	15,692
1,915,746	S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	1,859,939
1,264,268	S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	899,883
1,456,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	1,277,410
1,188,000	#, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	753,450
840,607	S	Equity One, Inc., 5.050%, due 09/25/33	717,500
2,720,000	#, I	Hudson Mezzanine Funding, 1.004%, due 06/12/42	3
710,647	S	Lehman XS Trust, 0.511%, due 08/25/35	493,502
6,438	S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	6,384
202,051		Residential Asset Mortgage Products, Inc., 0.501%, due 07/25/35	177,074
4,781		Residential Asset Mortgage Products, Inc., 0.851%, due 06/25/33	3,302
885,750	S	Structured Asset Securities Corp., 4.910%, due 06/25/33	647,081
			7,692,066
		Total Asset-Backed Securities
		(Cost $44,725,064)	39,250,891
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.1%
192,704		ABN Amro Mortgage Corp., 0.731%, due 03/25/18	175,676
468,731		American Home Mortgage Assets, 1.334%, due 02/25/47	64,189
2,024,931	S	American Home Mortgage Assets, 1.544%, due 09/25/46	401,226
4,951,596	S	American Home Mortgage Investment Trust, 0.611%, due 11/25/45	1,377,242
1,189,945	S	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	1,189,052
723,572	S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	736,319
1,000,000	S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	1,047,880
4,489,139	#, S	Banc of America Funding Corp., 5.250%, due 08/26/35	4,444,247
4,640,538	S	Banc of America Funding Corp., 5.259%, due 09/20/35	3,360,561
2,074,478	S	Banc of America Mortgage Securities, Inc., 5.140%, due 09/25/35	1,710,031
674,796	S	Bear Stearns Alternative-A Trust, 0.551%, due 07/25/34	451,518
696,000	S	Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	696,849
85,742		Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	86,816
5,847,300	S	Chase Mortgage Finance Corp., 5.403%, due 12/25/35	4,891,036
1,870,850	S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	1,740,195
109,490	S	Citicorp Mortgage Securities, Inc., 0.681%, due 03/25/33	103,773
1,472,000	S	Citigroup Commercial Mortgage Trust, 5.700%, due 12/10/49	1,316,589
4,352,755	#, S	Citigroup Mortgage Loan Trust, Inc., 19.026%, due 10/25/35	4,102,037
3,820,000	S	Commercial Mortgage Pass-through Certificates, 5.816%, due 12/10/49	3,473,105
28,072		Countrywide Alternative Loan Trust, 0.631%, due 02/25/33	26,445
333,809	S	Countrywide Alternative Loan Trust, 0.781%, due 04/25/33	277,939
1,179,141	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.551%, due 04/25/35	236,067
277,788	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.731%, due 04/25/18	224,525
262,979		Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	264,968
923,000	S	First Horizon Asset Securities, Inc., 5.750%, due 02/25/36	841,945
310,933	S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	313,873
151,231		GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	154,447
930,000	S	GE Capital Commercial Mortgage Corp., 6.531%, due 05/15/33	966,049
4,084,483	S	GMAC Mortgage Corp. Loan Trust, 4.978%, due 06/25/34	3,816,219
2,597,525	S	GMAC Mortgage Corp. Loan Trust, 5.260%, due 03/18/35	2,169,256

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2009 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$1,547,683	S	GMAC Mortgage Corp. Loan Trust, 5.426%, due 11/19/35	$1,290,241
	32,591		GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	32,179
	5,175,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	4,583,993
	2,790,000	S	Greenwich Capital Commercial Funding Corp., 5.700%, due 12/10/49	2,717,211
	5,190,000	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	4,619,204
	1,000,000	S	Greenwich Capital Commercial Funding Corp., 5.918%, due 07/10/38	914,031
	2,325,430	S	GSAA Trust, 5.242%, due 06/25/34	2,166,326
	1,500,000	S	GSMS RR1JPA5.3739 9/17/39, 5.374%, due 09/17/39	1,396,050
	297,910		GSR Mortgage Loan Trust, 0.731%, due 06/25/35	227,615
	1,151,125	S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	1,014,191
	270,005	S	Homebanc Mortgage Trust, 1.091%, due 08/25/29	163,249
	195,353		JPMorgan Alternative Loan Trust, 5.502%, due 01/25/36	136,462
	246,051,302	S, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.157%, due 02/15/51	1,659,961
	111,103		JPMorgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	112,927
	713,393	S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	725,683
	2,300,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	2,141,228
	60,407		JPMorgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	61,148
	248,268	S	JPMorgan Commercial Mortgage Finance Corp., 7.371%, due 08/15/32	248,186
	3,561,376	S	JPMorgan Mortgage Trust, 5.290%, due 07/25/35	3,240,042
	137,444		LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	137,613
	2,430,000	S	LB-UBS Commercial Mortgage Trust, 5.156%, due 02/15/31	2,356,441
	1,000,000	S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	955,108
	2,000,000	S	LB-UBS Commercial Mortgage Trust, 5.882%, due 06/15/38	1,897,477
	1,500,000	S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	1,566,947
	1,329,644	S	Luminent Mortgage Trust, 0.431%, due 10/25/46	716,753
	4,786,237	#, S	LVII Resecuritization Trust, 5.777%, due 11/27/37	4,834,099
	19,043		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	16,598
	149,431		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	143,024
	415,529	S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	418,561
	1,106,531	#, S	MASTR Reperforming Loan Trust, 0.591%, due 07/25/35	889,468
	697,199	S	MLCC Mortgage Investors, Inc., 0.461%, due 04/25/29	571,515
	445,532	S	MLCC Mortgage Investors, Inc., 0.551%, due 10/25/28	399,329
	236,576		MLCC Mortgage Investors, Inc., 0.551%, due 01/25/29	196,313
	351,237	S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	356,135
	659,897	S	Morgan Stanley Dean Witter Capital I, 7.200%, due 10/15/33	673,055
	962,979	S	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,023,382
	161,361		Prime Mortgage Trust, 0.731%, due 02/25/35	113,051
	246,392		Residential Funding Mortgage Sec I, 0.631%, due 11/25/17	199,003
	331,792		Sequoia Mortgage Trust, 0.503%, due 01/20/35	259,758
	672,069	S	Structured Asset Mortgage Investments, Inc., 0.473%, due 04/19/35	338,388
	411,611		Thornburg Mortgage Securities Trust, 0.581%, due 12/25/33	328,400
	1,623,000	S	Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	1,526,042
	835,623		Wachovia Bank Commercial Mortgage Trust, 5.506%, due 03/15/45	848,867
	1,280,000	S	Wachovia Bank Commercial Mortgage Trust, 5.558%, due 03/15/45	1,253,344
	4,667,818		WaMu Mortgage Pass-Through Certificates, 5.234%, due 01/25/36	4,139,272
	401,258		Washington Mutual Mortgage Pass-through Certificates, 0.670%, due 06/25/44	260,125
	391,904		Washington Mutual Mortgage Pass-through Certificates, 0.731%, due 01/25/18	318,756
	2,674,841		Washington Mutual Mortgage Pass-through Certificates, 1.354%, due 07/25/47	1,366,858
	4,797,338	S	Washington Mutual Mortgage Pass-through Certificates, 1.534%, due 06/25/46	2,541,285
	1,364,626		Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	1,331,608
	5,777,733	S	Wells Fargo Mortgage-Backed Securities Trust, 3.363%, due 10/25/35	4,888,788
	1,215,910		Wells Fargo Mortgage-Backed Securities Trust, 4.863%, due 08/25/34	1,189,706
				106,165,070
			Total Collateralized Mortgage Obligations
			(Cost $113,597,826)	106,165,070
OTHER BONDS: 2.6%
			Foreign Government Bonds: 2.6%
BRL	35,422,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/11	21,237,330
				21,237,330
			Total Other Bonds
			(Cost $21,133,805)	21,237,330

	Shares			Value
PREFERRED STOCK: 0.3%
			Diversified Financial Services: 0.3%
	3,450	#, P	Zurich RegCaPS Funding Trust	$2,393,438
				2,393,438
			Total Preferred Stock
			(Cost $3,277,500)	2,393,438
			Total Long-Term Investments
			(Cost $876,266,744)	886,476,361
SHORT-TERM INVESTMENTS: 10.0%
			Affiliated Mutual Fund: 2.0%
15,801,000			ING Institutional Prime Money Market Fund - Class I	15,801,000
			Total Mutual Fund
			(Cost $15,801,000)	15,801,000

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 8.0%
$62,474,231		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		$62,474,231
3,329,856		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		2,663,885
				65,138,116
		Total Securities Lending Collateral
		(Cost $65,804,087)		65,138,116
		Total Short-Term Investments
		(Cost $81,605,087)		80,939,116
		Total Investments in Securities
		(Cost $ 957,871,831)*	119.6%	$967,415,477
		Other Assets and Liabilities - Net	(19.6)	(158,346,386)
		Net Assets	100.0%	$809,069,091

	&	Payment-in-kind
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at December 31, 2009.
	I	Illiquid security
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	BRL	Brazilian Real
	DKK	Danish Krone

	*	Cost for federal income tax purposes is $896,981,161.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$41,665,738
		Gross Unrealized Depreciation		(33,705,653)
		Net Unrealized Appreciation		$7,960,085

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund's assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/2009
Asset Table
Investments, at value
Preferred Stock	$—	$2,393,438	$—	$2,393,438
Corporate Bonds/Notes	—	340,541,608	5,272,662	345,814,270
U.S. Government Agency Obligations	—	259,759,394	—	259,759,394
U.S. Treasury Obligations	—	111,855,968	—	111,855,968
Asset-Backed Securities	—	39,236,900	13,991	39,250,891
Collateralized Mortgage Obligations	—	91,388,637	14,776,433	106,165,070
Other Bonds	—	21,237,330	—	21,237,330
Short-Term Investments	78,275,231	—	2,663,885	80,939,116
Total Investments, at value	$78,275,231	$866,413,275	$22,726,971	$967,415,477

Other Financial Instruments+:
Forward foreign currency contracts	—	186,458	—	186,458
Futures	2,681,332	—	—	2,681,332
Swaps, net of upfront payments	—	2,501,923	—	2,501,923
Total Assets	$80,956,563	$869,101,656	$22,726,971	$972,785,190

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(45,833)	$—	$(45,833)
Futures	(595,577)	—	—	(595,577)
Swaps, net of upfront payments	—	(3,624,136)	—	(3,624,136)
Total Liabilities	$(595,577)	$(3,669,969)	$—	$(4,265,546)

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended December 31, 2009:

	Beginning Balance					Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2008	Purchases	Issuances	Settlements	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 12/31/2009
Asset Table
Investments, at value
Corporate Bonds/Notes	4,124,352	4,515,000			(1,314,631)	(450,940)	(780,811)	923,580	663,333	(2,407,221)	5,272,662
Asset-Backed Securities	1,360	—	—	—	—	—	—	(1,357)	13,988	—	13,991
Collateralized Mortgage Obligations	224,602	15,051,446			(1,428,471)	11,270	(119,022)	1,117,748	—	(81,140)	14,776,433
Short-Term Investments	—	—	—	—	—	—	—	—	2,663,885	—	2,663,885
Total Investments, at value	$4,350,314	$19,566,446	$—	$—	$(2,743,102)	$(439,670)	$(899,833)	$2,039,971	$3,341,206	$(2,488,361)	$22,726,971

As of December 31, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $1,500,916.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2009 (Unaudited) (continued)

At December 31, 2009 the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Brazilian Real
BRL 7,437,975	BUY	1/8/10	4,152,973	4,264,670	$111,697
Indian Rupee
INR 221,877,202	BUY	1/8/10	4,810,867	4,765,034	(45,833)
					$65,864
Brazilian Real
BRL 36,599,387	SELL	1/8/10	21,059,547	20,984,786	$74,761
					$74,761

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2009 (Unaudited) (continued)

ING Intermediate Bond Fund Open Futures Contracts on December 31, 2009:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Market Value	Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	109	03/31/10	$12,467,726	$(248,500)
U.S. Treasury 10-Year Note	103	03/22/10	11,891,673	(347,077)
			$24,359,399	$(595,577)

Short Contracts
U.S. Treasury 2-Year Note	631	03/31/10	$136,463,606	$790,100
U.S. Treasury 30-Year Bond	351	03/22/10	40,496,625	1,891,232
			$176,960,231	$2,681,332

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2009 (Unaudited) (continued)

ING Intermediate Bond Fund Credit Default Swap Agreements Outstanding on December 31, 2009:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)

Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	1,287,500	$(32,394)	$—	$(32,394)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	640,000	224,921	160,948	63,973
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	1,311,000	460,737	316,422	144,315
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	5,079,000	1,784,960	667,120	1,117,840
							$2,438,224	$1,144,490	$1,293,734

Credit Default Swaps on Credit Indices - Sell Protection (2)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)

Morgan Stanley Capital Services Inc.	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	16,101,360	$(114,080)	$(389,039)	$274,959
							$(114,080)	$(389,039)	$274,959

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

		Buy/Sell	(Pay)/Receive	Termination	Implied Credit Spread at	Notional		Market	Upfront Premium	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	12/31/09(%) (3)	Amount (4)		Value (5)	Paid/(Received)	(Depreciation)

UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	1.18	USD	1,288,000	$31,305	$—	$31,305
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	36.94	USD	1,311,000	(791,118)	(400,180)	(390,938)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	36.94	USD	641,000	(386,809)	(179,363)	(207,446)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	36.94	USD	1,271,000	(766,980)	(351,146)	(415,834)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	36.94	USD	2,540,000	(1,532,755)	(352,161)	(1,180,594)
								$(3,446,357)	$(1,282,850)	$(2,163,507)

(1)   If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)   If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)   Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)   The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)   The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2009:

Derivatives Fair Value*
Credit contracts	$(1,122,213)
Foreign exchange contracts	140,625
Interest rate contracts	2,085,755
Total	$1,104,167

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 24, 2010